Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents the key performance information of the Company’s reportable segments:

	Three Months Ended March 31,
	2014	2013
Revenue:
Net licensing revenue	$3,103,000	$2,903,000
Design and service fee income	437,000	285,000
Design and licensing revenues	3,540,000	3,188,000
Retail sales	26,000	-
Total revenues	$3,566,000	$3,188,000

Operating income (loss):
Design and licensing	$(972,000)	$539,000
Retail	(317,000)	-
Total operating income (loss)	$(1,289,000)	$539,000

	Three Months Ended March 31,
Capital Expenditures	2014	2013
Property and equipment :
Design and licensing	$81,000	$51,000
Retail	225,000	-
Total capital expenditures	$306,000	$51,000

Long Lived Assets	March 31, 2014	December 31, 2013
Trademarks and other intangibles, net :
Design and licensing	$45,176,000	$45,308,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,176,000	$45,308,000

Property and equipment :
Design and licensing	$930,000	$939,000
Retail	428,000	214,000
Total property and equipment	$1,358,000	$1,153,000

	March 31,
	2014	2013
Depreciation and amortization :
Design and licensing	$224,000	$217,000
Retail	11,000	-
Total depreciation and amortization	$235,000	$217,000

The following table presents the key performance information of the Company’s reportable segments:

	Year Ended December 31,
	2013	2012
Revenue:
Net licensing revenue	$11,546,000	$10,432,000
Design and service fee income	1,619,000	2,271,000
Design and licensing revenues	13,165,000	12,703,000
Retail sales	203,000	-
Total revenues	$13,368,000	$12,703,000

Operating income (loss):
Design and licensing	$2,195,000	$5,693,000
Retail	(339,000)	-
Total operating income	$1,856,000	$5,693,000

	December 31,
Long Lived Assets	2013	2012
Trademarks and other intangibles, net :
Design and licensing	$45,308,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,308,000	$45,835,000

Property and equipment :
Design and licensing	$939,000	$1,113,000
Retail	214,000	-
Total property and equipment	$1,153,000	$1,113,000

	December 31,
	2013	2012
Depreciation and amortization :
Design and licensing	$873,000	$856,000
Retail	20,000	-
Total depreciation and amortization	$893,000	$856,000